Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income / (loss)	$ 546,898	$ 637,251	$ (234,435)
Depreciation - owned or sale and leaseback vessels	178,259	168,008	197,467
Depreciation - right of use assets	24,244	38,827	42,786
Equity settled share based compensation expense	47,340	20,397	22,931
Reversal of previously recorded impairment	0	(12,708)	0
Amortization of deferred financing fees	7,292	6,385	7,570
Non-cash debt extinguishment costs	8,320	6,604	3,604
Accretion of convertible notes	0	12,718	13,265
Net (gain) / loss on sales of vessels	(12,019)	66,486	0
Write-off of deposits on scrubbers	10,508	0	0
Gain on sale and leaseback amendment	0	0	(2,851)
Accretion of fair value measurement on debt assumed in business combinations	1,128	2,106	3,682
(Gain) / loss on repurchase / exchange of Convertible Notes	0	(481)	5,504
Share of income from dual fuel tanker joint venture	(5,950)	(679)	(560)
Cash flows from (used) in operating activities before changes in assets and liabilities	806,020	944,914	58,963
Changes in assets and liabilities:
Decrease / (increase) in inventories	7,804	(7,522)	480
Decrease / (increase) in accounts receivable	73,201	(238,631)	(5,052)
Decrease / (increase) in prepaid expenses and other current assets	7,944	(10,205)	4,476
Decrease / (increase) in other assets	2,884	19,492	(601)
(Decrease) / increase in accounts payable	(16,748)	(4,482)	20,716
(Decrease) / increase in accrued expenses and other current liabilities	(15,613)	65,767	(5,682)
Total changes in assets and liabilities	59,472	(175,581)	14,337
Net cash inflow from operating activities	865,492	769,333	73,300
Investing activities
Net proceeds from disposal of vessels	64,878	607,693	0
Investment in dual fuel tanker joint venture	0	(1,750)	(6,701)
Distributions from dual fuel tanker joint venture	1,822	493	1,525
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, sale leaseback and bareboat-in vessels)	(23,089)	(34,480)	(47,102)
Net cash inflow / (outflow) from investing activities	43,611	571,956	(52,278)
Financing activities
Debt repayments	(1,224,529)	(971,622)	(650,927)
Issuance of debt	1,386,482	122,638	650,804
Debt issuance costs	(29,691)	(1,702)	(17,820)
Principal repayments on IFRS 16 lease liabilities	516,127	79,502	56,729
Issuance of convertible notes	0	0	119,419
Decrease in restricted cash	783	4,008	502
Repurchase / repayment of convertible notes	0	(83,968)	0
Equity issuance costs	0	0	(47)
Dividends paid	(57,660)	(23,313)	(23,320)
Repurchase of common stock	(489,680)	(161,373)	0
Net cash (outflow) / inflow from financing activities	(930,422)	(1,194,834)	21,882
(Decrease) / increase in cash and cash equivalents	(21,319)	146,455	42,904
Cash and cash equivalents at January 1,	376,870	230,415	187,511
Cash and cash equivalents at December 31,	355,551	376,870	230,415
Supplemental information:
Interest paid (which includes $0.0 million, $0.2 million and $0.2 million of interest capitalized during the years ended December 31, 2023, 2022, and 2021, respectively)	$ 154,653	$ 134,921	$ 114,671